Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Borrowings By Type [Abstract]
Summary of types of Borrowings both Current and Non-current

	2018			Restated 2017
	Falling due within 1 year £m	Falling due in more than 1 year £m	Total £m	Falling due within 1 year £m	Falling due in more than 1 year £m	Total £m
Financial liabilities measured at amortised cost:
Short-term bank loans, overdrafts and commercial paper	686	–	686	464	-	464
Term debt	614	1,808	2,422	209	1,682	1,891
Lease liabilities	92	268	360	89	302	391
Term debt in fair value hedging relationships	–	2,652	2,652	-	2,069	2,069
Term debt previously in fair value hedging relationships	–	245	245	-	438	438
Total	1,392	4,973	6,365	762	4,491	5,253

Summary of Repayment Years for Borrowings

Analysis by year of repayment

	2018				Restated 2017
	Short-term bank loans, overdrafts and commercial paper £m	Term debt £m	Lease liabilities £m	Total £m	Short-term bank loans, overdrafts and commercial paper £m	Term debt £m	Finance leases £m	Total £m
Within 1 year	686	614	92	1,392	464	209	89	762
Within 1 to 2 years	–	508	87	595	-	593	85	678
Within 2 to 3 years	–	451	70	521	-	508	74	582
Within 3 to 4 years	–	688	42	730	-	444	58	502
Within 4 to 5 years	–	669	27	696	-	630	28	658
After 5 years	–	2,389	42	2,341	-	2,014	57	2,071
After 1 year	–	4,705	268	4,973	-	4,189	302	4,491
Total	686	5,319	360	6,365	464	4,398	391	5,253

Analysis of Borrowings by Currency

Analysis by currency

	2018				Restated 2017
	Short-term bank loans, overdrafts and commercial paper £m	Term debt £m	Lease liabilities £m	Total £m	Short-term bank loans, overdrafts and commercial paper £m	Term debt £m	Finance leases £m	Total £m
US dollars	19	2,493	177	2,689	103	2,044	187	2,334
£ sterling	314	300	66	683	262	299	69	630
Euro	318	2,526	85	2,929	76	2,055	97	2,228
Other currencies	32	–	32	64	23	-	38	61
Total	686	5,319	360	6,365	464	4,398	391	5,253